Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and contingencies
Schedule of future minimum payments under non-cancelable operating leases

Future minimum payments under non-cancelable operating leases consist of the following as of December 31, 2015:

Years ended December 31,	RMB	US$
2016	224,957	34,727
2017	58,821	9,080
2018 and thereafter	6,294	972

	290,072	44,779